Loans - Risk category of loans by class (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 227,069	$ 202,393
Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	225,229	200,940
Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,840	1,452
Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		1
Real estate loans: | Secured by one-to-four family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	188,573	177,037
Real estate loans: | Secured by one-to-four family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	187,079	175,885
Real estate loans: | Secured by one-to-four family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Secured by one-to-four family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,494	1,152
Real estate loans: | Secured by one-to-four family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Secured by multi-family residences
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,103	5,146
Real estate loans: | Secured by multi-family residences | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,103	5,146
Real estate loans: | Secured by multi-family residences | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Secured by multi-family residences | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Secured by multi-family residences | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,134	1,251
Real estate loans: | Construction | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,134	1,251
Real estate loans: | Construction | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Construction | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Construction | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,440	3,522
Real estate loans: | Commercial real estate | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,440	3,522
Real estate loans: | Commercial real estate | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Commercial real estate | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Commercial real estate | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Home equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,797	14,523
Real estate loans: | Home equity lines of credit | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,498	14,223
Real estate loans: | Home equity lines of credit | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Real estate loans: | Home equity lines of credit | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	299	300
Real estate loans: | Home equity lines of credit | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Other Loans Portfolio Segment | Commercial & industrial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,947	853
Other Loans Portfolio Segment | Commercial & industrial loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,900	853
Other Loans Portfolio Segment | Commercial & industrial loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Other Loans Portfolio Segment | Commercial & industrial loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	47
Other Loans Portfolio Segment | Commercial & industrial loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Other Loans Portfolio Segment | Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	75	61
Other Loans Portfolio Segment | Other loans | Pass
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	75	60
Other Loans Portfolio Segment | Other loans | Special Mention
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Other Loans Portfolio Segment | Other loans | Substandard
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans
Other Loans Portfolio Segment | Other loans | Doubtful
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		$ 1